CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (184,752)	$ (31,682)	$ (28,931)	$ (65,466)
Net loss	(262,154)	(31,682)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	2,586	2,230	2,887	2,685
Bad debt expense	1,300	1,300	1,623	458
Noncash operating lease expense	2,303	1,669	2,433	2,171
Amortization of deferred commissions	15,206	12,661	16,977	14,746
Equity-based compensation	263,815	7,087	8,270	8,263
Other noncash operating activities, net	(1,402)	3,180	1,626	5,427
Changes in operating assets and liabilities:
Accounts receivable, net	967	(8,499)	(11,668)	(34,800)
Deferred commissions	(18,610)	(15,708)	(26,381)	(27,238)
Prepaid expenses and other assets	(1,395)	(6,407)	(9,971)	(19,040)
Accounts payable	15,720	(6,359)	(11,644)	3,912
Deferred revenue	27,349	33,298	66,233	54,650
Accrued and other liabilities	(8,371)	3,000	9,811	21,291
Net cash provided by (used in) operating activities	36,014	(5,530)	21,265	(32,941)
Cash flows from investing activities:
Purchases of property and equipment	(2,177)	(2,367)	(2,589)	(4,976)
Acquisition of business, net of cash acquired	(7,594)
Sales of marketable securities		87,339	87,339	41,300
Purchases of marketable securities			0	(1,447)
Net cash (used in) provided by investing activities	(9,771)	84,972	84,750	34,877
Cash flows from financing activities:
Proceeds from borrowings on revolving credit facility			0	3,500
Payments of deferred offering costs	(4,943)		0	(1,919)
Principal payments on finance lease obligation		(46)	(46)	(106)
Proceeds from initial public offering, net of underwriting discounts and commissions	409,598
Repurchase of LLC Units	(56,663)
Payments of deferred financing costs			(546)	0
Proceeds from exercise of common unit options	3,941	247	247	0
Repayments of borrowings on revolving credit facility		(3,500)	(3,500)	0
Net cash provided by (used in) financing activities	351,933	(3,299)	(3,845)	1,475
Effect of exchange rate changes on cash and cash equivalents	195	(94)	230	(201)
Net increase in cash and cash equivalents	378,371	76,049	102,400	3,210
Cash and cash equivalents - Beginning of period	117,087	14,687	14,687	11,477
Cash and cash equivalents - End of period	495,458	90,736	117,087	14,687
Supplemental disclosures of cash flow information
Cash paid for interest			23	38
Cash paid for income taxes			839	1,207
Supplemental disclosures of noncash investing and financing activities
Purchases of property and equipment included in liabilities	239	932	363	198
Lease liabilities arising from obtaining right-of-use assets		$ 6,861	$ 6,861	$ 10,411
Deferred offering costs, accrued but unpaid	$ 2,128